Accrued Expenses and Other Liabilities (Details) £ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 8,798	$ 8,732
Research and development costs	16,457	15,343
UCLB milestone and option	0	205	£ 350
Professional fees	3,060	3,005
U.S. corporate income and local taxes	7	0
Other liabilities	312	496
Total accrued expenses and other liabilities	$ 28,634	$ 27,781